Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Loss for the year	$ (36,351)	$ (3,568)	$ (6,475)
Adjustments for:
Depreciation	4,721	4,601	4,854
Depreciation of deferred dry-docking costs	1,704	1,166	862
Payment of deferred dry-docking costs	(861)	(1,204)	(412)
Provision for staff retirement indemnities	(61)	5	4
Impairment loss	29,902	0	0
(Gain)/Loss on derivative financial instruments	(1,950)	131	0
Interest expense and finance costs	4,703	2,056	2,221
Interest income	(47)	0	(3)
Foreign exchange gains, net	(11)	(81)	181
Share based payment	40	50	30
Trade accounts receivable	337	(400)	66
Inventories	(895)	11	(145)
Prepayments and other assets	18	255	591
Trade accounts payable	(1,013)	1,303	(499)
Accrued liabilities and other payables	63	(258)	(726)
Deferred revenue	(86)	(216)	82
Net cash generated from operating activities	213	3,851	631
Cash flows from investing activities:
Purchase of vessel equipment	(54)	(26)	(245)
Purchases of office furniture and equipment	(13)	(100)	(21)
Interest received	47	0	3
Net cash used in investing activities	(20)	(126)	(263)
Cash flows from financing activities:
Proceeds from loans	43,700	15,700	280
Repayment of long-term debt	(1,830)	(19,497)	(4,399)
Prepayment of long-term debt	(33,833)	0	0
Proceeds from issuance of share capital	0	600	9,653
Increase in restricted cash	(1,085)	(1,140)	0
Payment of financing costs	(880)	(203)	0
Payment of lease liability - principal	(30)	0	0
Interest paid	(3,915)	(1,895)	(3,309)
Net cash generated from/(used in) financing activities	2,127	(6,435)	2,225
Net increase/(decrease) in cash and cash equivalents	2,320	(2,710)	2,593
Cash and cash equivalents at the beginning of the year	46	2,756	163
Cash and cash equivalents at the end of the year	$ 2,366	$ 46	$ 2,756